OTHER CURRENT FINANCIAL ASSETS - Schedule of interest rates on maturities of time deposits (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	2.50%	3.25%
Minimum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	0.06%	0.15%
Maximum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	3.75%	6.50%
Maximum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	0.50%	1.08%